Stock-based compensation - Restricted Stock Units (Details) - 2021 Incentive Award Plan - Restricted stock units	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	344,271
Vested	0
Forfeited	8,822
Balance at the end	335,449
Granted (in dollars per share) | $ / shares	$ 23.75
Balance at the end (in dollars per share) | $ / shares	$ 23.75